GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2015
GEOGRAPHIC INFORMATION [Abstract]
Schedule of total revenues attributed to geographic areas
	Six months ended June 30
	2014	2015
	Unaudited	Unaudited

North America (mainly U.S.)	$167,165	$78,592
Europe	44,618	17,952
Other	12,575	4,162

	$224,358	$100,706

Schedule of property and equipment attributed to geographic areas
	December 31,	June 30,
	2014	2015
	Audited	Unaudited

Israel	$9,952	$10,371
U.S.	1,460	1,219
Europe	768	650

	$12,180	$12,240